Short-term and Long-term deposits (Tables)	12 Months Ended
Dec. 31, 2019
Short-term and Long-term deposits
Schedule of Deposit Assets

	December 31, 2018		December 31, 2019
		RMB		RMB
	Amount	equivalent	Amount	equivalent

Short-term deposits

RMB	2,100,000	2,100,000	4,500,003	4,500,003
US$	761,573	5,226,996	1,758,964	12,270,882
Total		7,326,996		16,770,885

Long-term deposits

RMB	1,000,000	1,000,000	—	—